Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 275,332	$ 38,108
Restricted cash and cash equivalents	328,640	260,970
Accounts receivable	46,729	33,884
Premiums receivable	75,297	52,628
Commission receivable	57,596	54,541
Prepaid expenses and other current assets	30,155	14,656
Deferred acquisition costs, net	81,535	58,572
Total current assets	895,284	513,359
Property and equipment, net	28,363	25,822
Long-Term Assets:
Prepaid expenses and other non-current assets	30,565	20,167
Intangible assets, net	76,171	46,617
Goodwill	11,488	4,745
Total long-term assets	118,224	71,529
TOTAL ASSETS	1,041,871	610,710
Current Liabilities:
Accounts payable	9,084	11,545
Losses payable	34,482	21,980
Provision for unpaid losses and loss adjustment expenses	74,869	54,988
Unearned premiums	175,199	124,708
Commissions payable	60,603	43,798
Due to insurers	58,031	49,162
Advanced premiums	13,867	13,745
Accrued expenses	46,074	36,271
Deferred Income Tax Liabilities, Net, Current		7,499
Contract liabilities	21,723	19,541
Other current liabilities	1,886	1,515
Total current liabilities	495,818	384,752
Long-Term Liabilities:
Accrued expenses	13,166	14,854
Contract liabilities	19,667	19,667
Long-term debt	135,500	69,000
Deferred tax liability	10,510
Warrant liabilities	89,366	0
Other long-term liabilities	7,043	5,116
Total long-term liabilities	275,252	108,637
TOTAL LIABILITIES	771,070	493,389
Redeemable non-controlling interest (Notes 16 and 25)	593,277	0
STOCKHOLDERS' / MEMBERS' EQUITY
Members' units, no par value (0 and 100,000 units authorized, issued and outstanding as of December 31, 2021 and 2020, respectively)		62,320
Preferred stock, $0.0001 par value (20,000,000 and 0 shares authorized, no shares issued and outstanding as of December 31, 2021 and 2020, respectively)	0
Additional paid-in capital	160,189
Accumulated earnings (deficit)	(482,276)	56,832
Accumulated other comprehensive income (loss)	(1,727)	(1,954)
Total stockholders' / members' equity	(323,781)
Total stockholders' / members' equity		117,198
Non-controlling interest	1,305
Non-controlling interest		123
Total equity (Notes 16 and 25)	(322,476)
Total equity (Notes 16 and 25)		117,321
TOTAL LIABILITIES AND EQUITY	1,041,871	$ 610,710
Class A Common Stock
STOCKHOLDERS' / MEMBERS' EQUITY
Common stock	8
Class V Common Stock
STOCKHOLDERS' / MEMBERS' EQUITY
Common stock	$ 25